Derivatives	12 Months Ended
Dec. 31, 2015
Derivatives [Abstract]
Derivatives

Note 22 – Derivatives

In the normal course of business, FHN utilizes various financial instruments (including derivative contracts and credit-related agreements) through its fixed income and risk management operations, as part of its risk management strategy and as a means to meet customers’ needs. Derivative instruments are subject to credit and market risks in excess of the amount recorded on the balance sheet as required by GAAP. The contractual or notional amounts of these financial instruments do not necessarily represent credit or market risk. However, they can be used to measure the extent of involvement in various types of financial instruments. Controls and monitoring procedures for these instruments have been established and are routinely reevaluated. The Asset/Liability Committee (“ALCO”) controls, coordinates, and monitors the usage and effectiveness of these financial instruments.

Credit risk represents the potential loss that may occur if a party to a transaction fails to perform according to the terms of the contract. The measure of credit exposure is the replacement cost of contracts with a positive fair value. FHN manages credit risk by entering into financial instrument transactions through national exchanges, primary dealers or approved counterparties, and by using mutual margining and master netting agreements whenever possible to limit potential exposure. FHN also maintains collateral posting requirements with certain counterparties to limit credit risk. On December 31, 2015 and 2014, respectively, FHN had $71.7 million and $91.7 million of cash receivables and $37.7 million and $55.6 million of cash payables related to collateral posting under master netting arrangements, inclusive of collateral posted related to contracts with adjustable collateral posting thresholds and over collateralized positions, with derivative counterparties. With exchange-traded contracts, the credit risk is limited to the clearinghouse used. For non-exchange traded instruments, credit risk may occur when there is a gain in the fair value of the financial instrument and the counterparty fails to perform according to the terms of the contract and/or when the collateral proves to be of insufficient value. See additional discussion regarding master netting agreements and collateral posting requirements later in this note under the heading “Master Netting and Similar Agreements.” Market risk represents the potential loss due to the decrease in the value of a financial instrument caused primarily by changes in interest rates or the prices of debt instruments. FHN manages market risk by establishing and monitoring limits on the types and degree of risk that may be undertaken. FHN continually measures this risk through the use of models that measure value-at-risk and earnings-at-risk.

Derivative Instruments. FHN enters into various derivative contracts both in a dealer capacity, to facilitate customer transactions, and as a risk management tool. Where contracts have been created for customers, FHN enters into transactions with dealers to offset its risk exposure. Contracts with dealers that require central clearing are novated to a clearing agent who becomes FHN's counterparty. Derivatives are also used as a risk management tool to hedge FHN’s exposure to changes in interest rates or other defined market risks.

Forward contracts are over-the-counter contracts where two parties agree to purchase and sell a specific quantity of a financial instrument at a specified price, with delivery or settlement at a specified date. Futures contracts are exchange-traded contracts where two parties agree to purchase and sell a specific quantity of a financial instrument at a specified price, with delivery or settlement at a specified date. Interest rate option contracts give the purchaser the right, but not the obligation, to buy or sell a specified quantity of a financial instrument, at a specified price, during a specified period of time. Caps and floors are options that are linked to a notional principal amount and an underlying indexed interest rate. Interest rate swaps involve the exchange of interest payments at specified intervals between two parties without the exchange of any underlying principal. Swaptions are options on interest rate swaps that give the purchaser the right, but not the obligation, to enter into an interest rate swap agreement during a specified period of time.

Trading Activities

FHN’s fixed income segment trades U.S. Treasury, U.S. Agency, mortgage-backed, corporate and municipal fixed income securities, and other securities for distribution to customers. When these securities settle on a delayed basis, they are considered forward contracts. Fixed income also enters into interest rate contracts, including caps, swaps, and floors, for its customers. In addition, fixed income enters into futures and option contracts to economically hedge interest rate risk associated with a portion of its securities inventory. These transactions are measured at fair value, with changes in fair value recognized currently in fixed income noninterest income. Related assets and liabilities are recorded on the Consolidated Statements of Condition as Derivative assets and Derivative liabilities. The FTN Financial Risk Committee and the Credit Risk Management Committee collaborate to mitigate credit risk related to these transactions. Credit risk is controlled through credit approvals, risk control limits, and ongoing monitoring procedures. Total trading revenues were $195.9 million and $170.3 million for the years ended December 31, 2015 and 2014, respectively. Total revenues are inclusive of both derivative and non-derivative financial instruments, and are included in fixed income noninterest income.

The following tables summarize FHN’s derivatives associated with fixed income trading activities as of December 31, 2015 and 2014:

	December 31, 2015
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,714,443	$64,640	$1,943
Offsetting Upstream Interest Rate Contracts	1,714,443	1,943	64,640
Option Contracts Purchased	5,000	27	-
Forwards and Futures Purchased	1,957,524	2,212	1,634
Forwards and Futures Sold	2,168,609	2,149	1,893

	December 31, 2014
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,754,939	$76,614	$3,681
Offsetting Upstream Interest Rate Contracts	1,754,939	3,681	76,614
Option Contracts Purchased	15,000	12	-
Forwards and Futures Purchased	884,439	1,383	459
Forwards and Futures Sold	1,175,667	962	1,576

Interest Rate Risk Management

FHN’s ALCO focuses on managing market risk by controlling and limiting earnings volatility attributable to changes in interest rates. Interest rate risk exists to the extent that interest-earning assets and interest-bearing liabilities have different maturity or repricing characteristics. FHN uses derivatives, including swaps, caps, options, and collars, that are designed to moderate the impact on earnings as interest rates change. Interest paid or received for swaps utilized by FHN to hedge the fair value of long term debt is recognized as an adjustment of the interest expense of the liabilities whose risk is being managed. FHN’s interest rate risk management policy is to use derivatives to hedge interest rate risk or market value of assets or liabilities, not to speculate. In addition, FHN has entered into certain interest rate swaps and caps as a part of a product offering to commercial customers that includes customer derivatives paired with upstream offsetting market instruments that, when completed, are designed to mitigate interest rate risk. These contracts do not qualify for hedge accounting and are measured at fair value with gains or losses included in current earnings in Noninterest expense on the Consolidated Statements of Income.

FHN has entered into pay floating, receive fixed interest rate swaps to hedge the interest rate risk of certain term borrowings totaling $250.0 million and $554.0 million on December 31, 2015 and 2014, respectively. These swaps have been accounted for as fair value hedges under the shortcut method. The balance sheet amount of these swaps was $2.9 million and $15.3 million in Derivative assets on December 31, 2015 and 2014, respectively. $304.0 million of these borrowings matured in January 2015.

Prior to maturity in December 2015, FHN designated a derivative transaction in a hedging strategy to manage interest rate risk on its $500 million noncallable senior debt. This derivative qualified for hedge accounting under ASC 815-20 using the long-haul method. FHN hedged the interest rate risk on this debt using a pay floating, receive fixed interest rate swap. The balance sheet amount of this swap was $9.1 million in Derivative assets as of December 31, 2014. There was no ineffectiveness related to this hedge at the time of maturity.

Prior to redemption in third quarter 2015, FHN designated derivative transactions in hedging strategies to manage interest rate risk on subordinated debt related to its trust preferred securities. These qualified for hedge accounting under ASC 815-20 using the long-haul method. FHN hedged the interest rate risk of the subordinated debt totaling $200 million using a pay floating, receive fixed interest rate swap. The balance sheet amount of this swap was $3.9 million in Derivative liabilities as of December 31, 2014. There was no ineffectiveness related to this hedge. In third quarter 2015, FHN called its junior subordinated debt, which triggered a call of the trust preferred securities, and removed all associated hedges. The redemption resulted in a gain on extinguishment of debt of $5.8 million.

FHN has designated a derivative transaction in a hedging strategy to manage interest rate risk on $400.0 million of senior debt issued by FTBNA which matures in December 2019. This qualifies for hedge accounting under ASC 815-20 using the long-haul method. FHN entered into a pay floating, receive fixed interest rate swap to hedge the interest rate risk of the senior debt. The balance sheet impact of this swap was $3.6 million and $.4 million in Derivative assets as of December 31, 2015 and 2014, respectively. There was an insignificant level of ineffectiveness related to this hedge.

FHN has designated a derivative transaction in a hedging strategy to manage interest rate risk on $500.0 million of senior debt which matures in December 2020. This qualifies for hedge accounting under ASC 815-20 using the long-haul method. FHN entered into a pay floating, receive fixed interest rate swap to hedge the interest rate risk of the senior debt. The balance sheet impact of this swap was $5.7 million in Derivative liabilities as of December 31, 2015. There was an insignificant level of ineffectiveness related to this hedge.

The following tables summarize FHN’s derivatives associated with interest rate risk management activities as of and for the years ended December 31, 2015 and 2014:
	December 31, 2015
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$799,978	$26,492	$234		$604
Offsetting Upstream Interest Rate Contracts (a)	799,978	234	26,992		(604)
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,150,000	$6,519	$5,705		$(23,194)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,150,000	(c)	$23,414	(d)

	December 31,2014
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$664,345	$26,084	$430		$577
Offsetting Upstream Interest Rate Contracts (a)	664,345	430	26,584		(577)
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,654,000	$24,811	$3,910		$(12,126)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,654,000	(c)	$12,272	(d)

  Gains/losses included in the All other expense section of the Consolidated Statements of Income.
  Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
  Represents par value of term borrowings being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

FHN hedges held-to-maturity trust preferred loans which have an initial fixed rate term before conversion to a floating rate. FHN has entered into pay fixed, receive floating interest rate swaps to hedge the interest rate risk associated with this initial term. Interest paid or received for these swaps is recognized as an adjustment of the interest income of the assets whose risk is being hedged. Basis adjustments remaining at the end of the hedge term are being amortized as an adjustment to interest income over the remaining life of the loans. Gains or losses are included in Other income and commissions on the Consolidated Statements of Income.

The following tables summarize FHN’s derivative activities associated with held-to-maturity trust preferred loans as of and for the years ended December 31, 2015 and 2014:
	December 31,2015
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$6,500	N/A		$488	$256
Hedged Items:
Trust Preferred Loans (a)	N/A	$6,500	(b)	N/A	$(253)	(c)

	December 31,2014
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$6,500	N/A		$744	$262
Hedged Items:
Trust Preferred Loans (a)	N/A	$6,500	(b)	N/A	$(259)	(c)

  Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
  Represents principal balance being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Other Derivatives

In conjunction with the sales of a portion of its Visa Class B shares, FHN and the purchaser entered into derivative transactions whereby FHN will make or receive cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. As of December 31, 2015 and 2014, the derivative liabilities associated with the sales of Visa Class B shares were $4.8 million and $5.2 million, respectively. See the Visa Matters section of Note 17 – Contingencies and Other Disclosures for more information regarding FHN’s Visa shares.

FHN utilizes cross currency swaps and cross currency interest rate swaps to economically hedge its exposure to foreign currency risk and interest rate risk associated with non-U.S. dollar denominated loans. As of December 31, 2015 and 2014, these loans were valued at $2.4 million and $4.9 million, respectively. The balance sheet amount and the gains/losses associated with these derivatives were not significant.

Master Netting and Similar Agreements

As previously discussed, FHN uses master netting agreements, mutual margining agreements and collateral posting requirements to minimize credit risk on derivative contracts. Master netting and similar agreements are used when counterparties have multiple derivatives contracts that allow for a “right of setoff,” meaning that a counterparty may net offsetting positions and collateral with the same counterparty under the contract to determine a net receivable or payable. The following discussion provides an overview of these arrangements which may vary due to the derivative type and market in which a derivative transaction is executed.

Interest rate derivatives are subject to agreements consistent with standard agreement forms of the International Swap and Derivatives Association (“ISDA”). Currently, all interest rate derivative contracts are entered into as over-the-counter transactions and collateral posting requirements are based on the net asset or liability position with each respective counterparty. For contracts that require central clearing, novation to a counterparty with access to a clearinghouse occurs and collateral is posted. Cash collateral received (posted) for interest rate derivatives is recognized as a liability (asset) on FHN’s Consolidated Statements of Condition.

Interest rate derivatives with customers that are smaller financial institutions typically require posting of collateral by the counterparty to FHN. This collateral is subject to a threshold with daily adjustments based upon changes in the level or fair value of the derivative position. Positions and related collateral can be netted in the event of default. Collateral pledged by a counterparty is typically cash or securities. The securities pledged as collateral are not recognized within FHN's Consolidated Statements of Condition. Interest rate derivatives associated with lending arrangements share the collateral with the related loan(s). The derivative and loan positions may be netted in the event of default. For disclosure purposes, the entire collateral amount is allocated to the loan.

Interest rate derivatives with larger financial institutions entered into prior to required central clearing typically contain provisions whereby the collateral posting thresholds under the agreements adjust based on the credit ratings of both counterparties. If the credit rating of FHN and/or FTBNA is lowered, FHN could be required to post additional collateral with the counterparties. Conversely, if the credit rating of FHN and/or FTBNA is increased, FHN could have collateral released and be required to post less collateral in the future. Also, if a counterparty's credit ratings were to decrease, FHN and/or FTBNA could require the posting of additional collateral; whereas if a counterparty's credit ratings were to increase, the counterparty could require the release of excess collateral. Collateral for these arrangements is adjusted daily based on changes in the net fair value position with each counterparty.

The net fair value, determined by individual counterparty, of all derivative instruments with adjustable collateral posting thresholds was $64.9 million of assets and $62.8 million of liabilities on December 31, 2015, and $100.5 million of assets and $80.5 million of liabilities on December 31, 2014. As of December 31, 2015 and 2014, FHN had received collateral of $146.4 million and $172.1 million and posted collateral of $63.0 million and $83.0 million, respectively, in the normal course of business related to these agreements.

Certain agreements entered into prior to required central clearing also contain accelerated termination provisions, inclusive of the right of offset, if a counterparty’s credit rating falls below a specified level. If a counterparty's debt rating (including FHN's and FTBNA’s) were to fall below these minimums, these provisions would be triggered, and the counterparties could terminate the agreements and require immediate settlement of all derivative contracts under the agreements. The net fair value, determined by individual counterparty, of all derivative instruments with credit-risk-related contingent accelerated termination provisions was $64.9 million of assets and $16.1 million of liabilities on December 31, 2015, and $100.5 million of assets and $19.7 million of liabilities on December 31, 2014. As of December 31, 2015 and 2014, FHN had received collateral of $146.4 million and $172.1 million and posted collateral of $19.7 million and $26.6 million, respectively, in the normal course of business related to these contracts.

FHN’s fixed income segment buys and sells various types of securities for its customers. When these securities settle on a delayed basis, they are considered forward contracts, and are generally not subject to master netting agreements. For futures and options, FHN transacts through a third party, and the transactions are subject to margin and collateral maintenance requirements. In the event of default, open positions can be offset along with the associated collateral.

For this disclosure, FHN considers the impact of master netting and other similar agreements which allow FHN to settle all contracts with a single counterparty on a net basis and to offset the net derivative asset or liability position with the related securities and cash collateral. The application of the collateral cannot reduce the net derivative asset or liability position below zero, and therefore any excess collateral is not reflected in the tables below.

The following table provides a detail of derivative assets and collateral received as presented on the Consolidated Statements of Condition as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of	Derivative
	Gross amounts	offset in the	assets presented	liabilities
	of recognized	Statement of	in the Statement	available for	Collateral
(Dollars in thousands)	assets	Condition	of Condition (a)	offset	Received	Net amount
Derivative assets:
2015 (b)	$99,828	$-	$99,828	$(9,972)	$(89,856)	$-
2014 (b)	131,731	-	131,731	(15,768)	(114,230)	1,733

  Included in Derivative assets on the Consolidated Statements of Condition. As of December 31, 2015 and 2014, $4.5 million and $2.4 million, respectively, of derivative assets (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.
  2015 and 2014 are comprised entirely of interest rate derivative contracts.

The following table provides a detail of derivative liabilities and collateral pledged as presented on the Consolidated Statements of Condition as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of
	Gross amounts	offset in the	liabilities presented	Derivative
	of recognized	Statement of	in the Statement	assets available	Collateral
(Dollars in thousands)	liabilities	Condition	of Condition (a)	for offset	pledged	Net amount
Derivative liabilities:
2015 (b)	$100,002	$-	$100,002	$(9,972)	$(62,172)	$27,858
2014 (b)	111,963	-	111,963	(15,768)	(78,390)	17,805

  Included in Derivative liabilities on the Consolidated Statements of Condition. As of December 31, 2015 and 2014, $8.3 million and $7.3 million, respectively, of derivative liabilities (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.
  2015 and 2014 are comprised entirely of interest rate derivative contracts.